Document and Entity Information	Oct. 26, 2026
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity File Number	001-32324
Entity Registrant Name	CUBESMART
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-1024732
Entity Address, Address Line One	5 Old Lancaster Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	535-5000
Title of 12(b) Security	Common Shares, $0.01 par value per share, of CubeSmart
Trading Symbol	CUBE
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001298675
Amendment Flag	false
CUBESMART L.P.
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity File Number	000-54462
Entity Registrant Name	CUBESMART, L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-1837021
Entity Address, Address Line One	5 Old Lancaster Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	535-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001300485
Amendment Flag	false